LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long Term Prepayment Deposits and Other Assets [Abstract]
Entertainment production costs	$ 77,284	$ 73,819
Less: accumulated amortization	(43,888)	(34,646)
Entertainment production costs, net	33,396	39,173
Deferred financing costs, net	32,335	3,089
Other long-term prepayments and other assets	27,895	27,956
Advance payments for construction costs	26,544	107,563
Input value-added tax, net	23,281	43,841
Other deposits	14,579	11,653
Short film production cost	12,701	0
Deferred rent assets	10,393	99
Long-term receivables, net	9,202	10,115
Deposits for acquisition of property and equipment	1,686	47,158
Long-term prepayments, deposits and other assets	$ 192,012	$ 290,647